GOODWILL - Weighted Average Cost of Capital (Details) - Weighted average cost of capital, measurement input [member]	Dec. 31, 2022
Chile [Member]
Reserve Quantities [Line Items]
Weighted average cost of capital	0.114
Panama [Member]
Reserve Quantities [Line Items]
Weighted average cost of capital	0.100
Brazil [Member]
Reserve Quantities [Line Items]
Weighted average cost of capital	0.127